United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/11/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 125
Form 13F Information Table Value Total: 205,172
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------         -------------  --------  ------- -------    -- --- ------  -------  ----      -----  ---

Bunge Limited                     Equities       G16962105      875     13,850SH     SOLE                 13,850
Frontline Ltd                     Equities       G3682E127      240      5,000SH     SOLE                  5,000
Noble Drilling Corp               Equities       G65422100      702     16,000SH     SOLE                 16,000
UTI Worldwide Inc                 Equities       G87210103      374     22,000SH     SOLE                 22,000
Transocean Inc                    Equities       G90073100      215      1,955SH     SOLE                  1,955
Check Point Software Technologies Equities       M22465104      123      5,420SH     SOLE                  5,420
Teekay LNG Partners               PRTNRSP UNITS  Y8564M105      245     15,600SH     SOLE                 15,600
AT&T Inc                          Equities       00206R102      366     13,096SH     SOLE                 13,096
Adobe Systems Inc                 Equities       00724f101      554     14,025SH     SOLE                 14,025
America Movil Sa L Adr            Sponsored ADR  02364W105      604     13,025SH     SOLE                 13,025
American Tower Corp Cl A          Equities       029912201      577     16,050SH     SOLE                 16,050
Apache Corp                       Equities       037411105    1,141     10,944SH     SOLE                 10,944
Apple Computer Inc                Equities       037833100      938      8,255SH     SOLE                  8,255
Autodesk Inc                      Equities       052769106      453     13,500SH     SOLE                 13,500
AXA ADS                           Sponsored ADR  054536107      446     13,660SH     SOLE                 13,660
Berkshire Hathaway Cl A           Equities       084670108  130,600      1,000SH     SOLE                  1,000
Berkshire Hathaway Cl B           Equities       084670207    1,648        375SH     SOLE                    375
Best Buy Co Inc                   Equities       086516101      502     13,392SH     SOLE                 13,392
CH Robinson Worldwide Inc         Equities       12541W209      632     12,400SH     SOLE                 12,400
CNOOC Ltd                         Sponsored ADR   126132109     335      2,927SH     SOLE                  2,927
CVS Corp                          Equities        126650100     597     17,750SH     SOLE                 17,750
Carnival Corp                     Paired CTF      143658300     288      8,150SH     SOLE                  8,150
Celgene Corp                      Equities        151020104   1,038     16,400SH     SOLE                 16,400
Cemex Sa Adr                      Sponsored ADR   151290889     278     16,132SH     SOLE                 16,132
ChevronTexaco Corp.               Equities        166764100     842     10,212SH     SOLE                 10,212
Cisco Systems Inc                 Equities       17275R102    1,229     54,480SH     SOLE                 54,480
Citrix Systems Inc                Equities        177376100     281     11,105SH     SOLE                 11,105
Clorox Co                         Equities        189054109     395      6,300SH     SOLE                  6,300
Coach Inc                         Equities        189754104     851     33,975SH     SOLE                 33,975
Companhia Vale Do ADR             Sponsored ADR   204412209     398     20,798SH     SOLE                 20,798
ConocoPhillips                    Equities       20825C104      522      7,125SH     SOLE                  7,125
Constellation Brands Inc          Equities       21036P108      264     12,300SH     SOLE                 12,300
Corning Inc                       Equities        219350105     465     29,724SH     SOLE                 29,724
Costco Wholesale Corporation      Equities       22160K105      307      4,725SH     SOLE                  4,725
Danaher Corp                      Equities        235851102     883     12,725SH     SOLE                 12,725
Devon Energy Corp                 Equities       25179M103      479      5,248SH     SOLE                  5,248
Diamonds Trust                    Unit Trusts     252787106     200      1,850SH     SOLE                  1,850
Dominion Resources Inc            Equities       25746U109      665     15,550SH     SOLE                 15,550
Duke Energy Corp.                 Equities       26441C105      211     12,120SH     SOLE                 12,120
EMC Corp                          Equities        268648102     302     25,261SH     SOLE                 25,261
Ensco International Inc           Equities       26874Q100      576     10,000SH     SOLE                 10,000
Electronic Arts Inc               Equities        285512109     205      5,550SH     SOLE                  5,550
Emerson Electric Co               Equities        291011104     391      9,575SH     SOLE                  9,575
Enterprise Products Partners      Unit Ltd Partn  293792107     950     36,850SH     SOLE                 36,850
Exelon Corporation                Equities       30161N101      385      6,150SH     SOLE                  6,150
Exxon Mobil Corporation           Equities       30231G102    1,784     22,975SH     SOLE                 22,975
FedEx Corp                        Equities       31428X106      731      9,250SH     SOLE                  9,250
General Electric Co               Equities        369604103   1,083     42,485SH     SOLE                 42,485
Gilead Sciences Inc               Equities        375558103   1,111     24,350SH     SOLE                 24,350
GlaxoSmithkline Plc               Sponsored ADR  37733W105      307      7,064SH     SOLE                  7,064
Goldman Sachs Group Inc           Equities       38141G104      744      5,810SH     SOLE                  5,810
Grupo Televisa SA DE CV SPON ADR  Sp ADR Rep Ord 40049J206      432     19,747SH     SOLE                 19,747
HSBC PLC Spon ADR                 Sponsored ADR   404280406     546      6,756SH     SOLE                  6,756
Hewlett-Packard Co                Equities        428236103     628     13,573SH     SOLE                 13,573
Icici Bank Ltd Adr                Sponsored ADR  45104G104      390     16,577SH     SOLE                 16,577
Infosys Technologies Ltd          Sponsored ADR   456788108     414     12,432SH     SOLE                 12,432
Intel Corp                        Equities        458140100     357     19,050SH     SOLE                 19,050
International Business Machines CoEquities        459200101     675      5,775SH     SOLE                  5,775
iShares Lehman Aggregate Bond FundUnit Trusts     464287226     218      2,213SH     SOLE                  2,213
iShares MSCI Emerging Markets IndeUnit Trusts     464287234     468     13,705SH     SOLE                 13,705
iShares MSCI EAFE Index Fund      Unit Trusts     464287465     405      7,200SH     SOLE                  7,200
iShares S&P Smallcap 600          Unit Trusts     464287804   1,057     17,770SH     SOLE                 17,770
J.P. Morgan Chase & Co            Equities       46625H100    1,026     21,972SH     SOLE                 21,972
Johnson & Johnson                 Equities        478160104   1,509     21,775SH     SOLE                 21,775
Kinder Morgan Energy Partners LP  Unit Ltd Partn  494550106     250      4,800SH     SOLE                  4,800
L-3 Communications Holdings Inc   Equities        502424104   1,180     12,000SH     SOLE                 12,000
Lowes Companies Inc               Equities        548661107     287     12,125SH     SOLE                 12,125
MEMC Electronic Materials         Equities        552715104     419     14,825SH     SOLE                 14,825
Medtronic Inc                     Equities        585055106     694     13,860SH     SOLE                 13,860
Metlife Inc                       Equities       59156R108      996     17,783SH     SOLE                 17,783
Mettler Toledo Intl Inc           Equities        592688105     608      6,200SH     SOLE                  6,200
Microsoft Corp.                   Equities        594918104     665     24,906SH     SOLE                 24,906
S&P Midcap 400 SPDRs              Unit Trusts     595635103     270      2,050SH     SOLE                  2,050
Monsanto Co                       Equities       61166w101      406      4,100SH     SOLE                  4,100
Newfield Exploration Co           Equities        651290108     245      7,650SH     SOLE                  7,650
Nike Inc                          Equities        654106103     475      7,100SH     SOLE                  7,100
Nobel Learning Communities Inc    Equities        654889104     245     15,630SH     SOLE                 15,630
Nokia Corporation                 Sponsored ADR   654902204     622     33,329SH     SOLE                 33,329
Noble Energy Inc                  Equities        655044105     427      7,675SH     SOLE                  7,675
Norfolk Southern Corp             Equities        655844108     342      5,171SH     SOLE                  5,171
Northern Trust Corp               Equities        665859104   1,051     14,550SH     SOLE                 14,550
Oneok Partners LP                 Unit Ltd Partn 68268N103      558     11,000SH     SOLE                 11,000
Oracle Corp                       Equities       68389X105      290     14,300SH     SOLE                 14,300
Patterson UTI Energy Inc          Equities        703481101     303     15,125SH     SOLE                 15,125
Peabody Energy Corp               Equities        704549104     230      5,100SH     SOLE                  5,100
Pepsico Inc.                      Equities        713448108     886     12,425SH     SOLE                 12,425
Petroleo Brasileiro Adr           Sponsored ADR  71654V408      841     19,126SH     SOLE                 19,126
Petroleum Development Corp        Equities        716578109     643     14,500SH     SOLE                 14,500
Plains All American Pipeline LP   Unit Ltd Partn  726503105     226      5,700SH     SOLE                  5,700
Plains Exploration & Production CoEquities        726505100     359     10,200SH     SOLE                 10,200
Powershs Water Resources Ptf      Unit Trusts    73935X575      241     13,075SH     SOLE                 13,075
PowerShares MENA                  Unit Trusts    73936Q603      115      6,000SH     SOLE                  6,000
Praxair Inc                       Equities       74005P104    1,684     23,475SH     SOLE                 23,475
Precision Castparts Corp          Equities        740189105     475      6,025SH     SOLE                  6,025
Procter & Gamble Co.              Equities        742718109   1,258     18,050SH     SOLE                 18,050
Prudential Financial Inc          Equities        744320102     607      8,425SH     SOLE                  8,425
Qualcomm Inc                      Equities        747525103     840     19,550SH     SOLE                 19,550
S&P DEP Receipts                  Unit Trusts    78462F103    1,397     12,041SH     SOLE                 12,041
SPDR Gold Trust                   Unit Trusts    78463V107      264      3,100SH     SOLE                  3,100
SAP Aktiengesell                  Sponsored ADR   803054204     273      5,101SH     SOLE                  5,101
Schlumberger Ltd                  Equities        806857108   1,819     23,299SH     SOLE                 23,299
Consumer Staples Sector SPDR Fund Unit Trusts    81369Y308      218      7,900SH     SOLE                  7,900
Starbucks Corp                    Equities        855244109     316     21,225SH     SOLE                 21,225
Symantec Corp                     Equities        871503108     403     20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LTD SPSponsored ADR   874039100     302     32,187SH     SOLE                 32,187
Take Two Interactive Software Inc Equities        874054109     246     15,000SH     SOLE                 15,000
Target Corporation                Equities       87612E106      893     18,200SH     SOLE                 18,200
Tata Motors LTD                   Sponsored ADR   876568502     167     21,788SH     SOLE                 21,788
Teva Pharmaceutical Ind           Sponsored ADR   881624209   1,513     33,044SH     SOLE                 33,044
Texas Instruments, Inc.           Equities        882508104     449     20,870SH     SOLE                 20,870
Textron Incorporated              Equities        883203101     277      9,450SH     SOLE                  9,450
Thermo Fisher Scientific          Equities        883556102     817     14,850SH     SOLE                 14,850
Thoratec Corp                     Equities        885175307   1,134     43,200SH     SOLE                 43,200
Thoratec Corp                     Equities        885175307   1,129     43,000SH PUT SOLE                 43,000
3M Company                        Equities       88579Y101      671      9,825SH     SOLE                  9,825
Unibanco-Uniao de Bancos BrasileirGDR REPPFD     90458E107      868      8,604SH     SOLE                  8,604
Valero Energy Corp                Equities       91913Y100      703     23,200SH     SOLE                 23,200
Varian Medical Systems Inc        Equities       92220P105    1,103     19,300SH     SOLE                 19,300
Verizon Communications            Equities       92343V104      221      6,877SH     SOLE                  6,877
Visa Inc.                         Equities       92826C839      221      3,600SH     SOLE                  3,600
Vodafone Group PLC                Sponsored ADR  92857W209      663     30,013SH     SOLE                 30,013
Wells Fargo & Co.                 Equities        949746101     944     25,150SH     SOLE                 25,150
Williams Companies Inc.           Equities        969457100     294     12,450SH     SOLE                 12,450
Windstream Corp                   Equities       97381W104      227     20,725SH     SOLE                 20,725
Wm Wrigley Jr Co                  Equities        982526105     445      5,606SH     SOLE                  5,606
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